Non-financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure - Other liabilities [Line Items]
Deferred revenue	₩ 9,868,189	₩ 9,201,538	₩ 8,606,563
Other Current Liabilities
Disclosure - Other liabilities [Line Items]
Advances received	3,693,043	3,825,240
Unearned revenue	35,068	30,988
Deferred revenue	625,596	590,928
Withholdings	257,059	160,977
Other nonfincial liabilities	1,360,684	1,080,220
Total	5,971,450	5,688,353
Other Noncurrent Liabilities
Disclosure - Other liabilities [Line Items]
Advances received	331,596	192,863
Unearned revenue	6,122	6,589
Deferred revenue	9,242,593	8,610,610
Withholdings	9,909	10,901
Other nonfincial liabilities	71,721	13,489
Total	₩ 9,661,941	₩ 8,834,452